Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Components of Finance Receivables

The following table lists the components of the finance receivables as of December 31, 2014 and 2013:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Finance receivables, gross	256,703	302,977
Unearned interest	(5,355)	(6,488)

Finance receivables, net	251,348	296,489
Current portion of finance receivables, gross	198,803	254,227
Current portion of unearned interest	(2,716)	(3,755)

Non-current portion of finance receivables, net	55,261	46,017

Finance Receivables Due for Payment

At December 31, 2014, finance receivables due for payment in each of the next five years and thereafter are as follows:

(in thousands)	EUR

2015	198,803
2016	6,150
2017	36,450
2018	15,300
2019	-
Thereafter	-

Finance receivables, gross	256,703